Concentration of Credit Risk - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Property Facility State Person	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
No: of healthcare facilities	258
Number of States in which Entity Operates	29
No: of third party operators	38
Total Assets leased to private operators	54.50%
No: of operators taken assets on lease	5
Percentage of assets representation range maximum	6.30%
Rental income	$ 117,409,622	$ 91,011,558	$ 84,097,016
Maximum rental income generated by another operator	8.30%
Texas
Segment Reporting Information [Line Items]
Assets in different states	17.00%
California
Segment Reporting Information [Line Items]
Assets in different states	15.40%
Ohio
Segment Reporting Information [Line Items]
Assets in different states	8.50%
Connecticut
Segment Reporting Information [Line Items]
Assets in different states	8.10%
Pennsylvania
Segment Reporting Information [Line Items]
Assets in different states	6.60%
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
No: of healthcare facilities	258
Number of States in which Entity Operates	29
No: of third party operators	38
Total Assets leased to private operators	54.50%
No: of operators taken assets on lease	5
Percentage of assets representation range maximum	6.30%
Rental income	117,409,622	91,011,558	84,097,016
Maximum rental income generated by another operator	8.30%
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Texas
Segment Reporting Information [Line Items]
Assets in different states	17.00%
Aviv Healthcare Properties Limited Partnership and Subsidiaries | California
Segment Reporting Information [Line Items]
Assets in different states	15.40%
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Ohio
Segment Reporting Information [Line Items]
Assets in different states	8.50%
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Connecticut
Segment Reporting Information [Line Items]
Assets in different states	8.10%
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Pennsylvania
Segment Reporting Information [Line Items]
Assets in different states	6.60%
Saber Health Group
Segment Reporting Information [Line Items]
Assets held by operators	16.20%
Rental income from operators	16,500,000
Rental income from operators, in percentage	14.00%
Saber Health Group | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
Assets held by operators	16.20%
Rental income from operators	16,500,000
Rental income from operators, in percentage	14.00%
Daybreak Healthcare
Segment Reporting Information [Line Items]
Assets held by operators	13.40%
Rental income from operators	19,100,000
Rental income from operators, in percentage	16.20%
Daybreak Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
Assets held by operators	13.40%
Rental income from operators	19,100,000
Rental income from operators, in percentage	16.20%
EmpRes
Segment Reporting Information [Line Items]
Assets held by operators	9.60%
Rental income from operators	12,300,000
Rental income from operators, in percentage	10.40%
EmpRes | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
Assets held by operators	9.60%
Rental income from operators	$ 12,300,000
Rental income from operators, in percentage	10.40%
Maplewood Senior Living
Segment Reporting Information [Line Items]
Assets held by operators	8.10%
Maplewood Senior Living | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
Assets held by operators	8.10%
Sun Mar Healthcare
Segment Reporting Information [Line Items]
Assets held by operators	7.20%
Sun Mar Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
Assets held by operators	7.20%